Note 29 - Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
29—RELATED
PARTY TRANSACTIONS

The General Manager of the Company's Korean branch "EDAP-TMS Korea" is also Chairman of a Korean company named Dae You. EDAP-TMS Korea subcontracts to Dae You the service contract maintenance of our medical devices installed in Korea. The amounts invoiced by Dae You under this contract were
€62
thousand,
€78
thousand and
€68
thousand, for
2016,
2015
and
2014
respectively. As of
December
31,
2016,
payables to Dae You amounted to
€9
thousand. As of
December
31,
2015,
payables to Dae You amounted to
€53
thousand.

Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to
€483
thousand,
€408
thousand and
€308
thousand, in
2016,
2015
and
2014,
respectively. As of
December
31,
2016,
receivables (‘Net trade accounts and notes receivable’) amounted to
€325
thousand. As of
December
31,
2015,
receivables (‘Net trade accounts and notes receivable’) amounted to
€380
thousand.